Related Party Transactions (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Related Party Transactions (Details) [Line Items]
Advances total	$ 190,340	$ 124,427	$ 7,340	$ 190,340	$ 124,427	$ 59,068
Company paid amount			$ 120,000
Common stock, issued (in Shares)	9,200,405	8,937,905	10,155,434	9,200,405	8,937,905
Founder shares (in Shares)				333,333
Accounts receivable	$ 224,692	$ 93,920		$ 130,772	$ 132,527
Revenue from membership				20,524
Dollinger Holdings LLC [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable	101,250	33,665		101,250	33,665
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable	224,692	93,920	$ 64,698	224,692	93,920
Accounts payable	104,002		58,263	104,002
SWOL Tequila [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable	224,692		47,787	224,692
Vault [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable			16,911
CWS [Member]
Related Party Transactions (Details) [Line Items]
Advances total	314,766		$ 7,340	314,766
CWS [Member]
Related Party Transactions (Details) [Line Items]
Advances total	$ 314,766	$ 124,427		$ 314,766	$ 124,427
Common stock, issued (in Shares)	1,666,667			1,666,667
Founder shares (in Shares)				1,333,334